Statutory Financial Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Parent Company [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory Net Income(Loss)	$ 711	$ 1,039	$ 751
Statutory capital and surplus	6,845	5,949	5,208
Subsidiaries [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory Net Income(Loss)	230	(277)	(227)
Statutory capital and surplus	1,468	1,340	$ 968
Subsidiaries One [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory Net Income(Loss)	7
Statutory capital and surplus	43	35
Subsidiaries Two [Member]
Summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary
Statutory capital and surplus	$ 7	$ 7